Cash and Cash Equivalents - Summary of Cash and Cash Equivalents by Geographic Area (Detail) - EUR (€) € in Thousands	Dec. 31, 2018	Dec. 31, 2017	Jan. 01, 2017
Disclosure of geographical areas [line items]
Cash	€ 62,131	€ 55,035	€ 64,981
Europe [member]
Disclosure of geographical areas [line items]
Cash	40,479	30,984	21,635
China [member]
Disclosure of geographical areas [line items]
Cash	18,290	20,724	40,174
North America [member]
Disclosure of geographical areas [line items]
Cash	2,857	2,703	2,608
South America [member]
Disclosure of geographical areas [line items]
Cash	318	551	374
Other [member]
Disclosure of geographical areas [line items]
Cash	€ 187	€ 73	€ 190